Business Combination (Schedule Of Estimated Amortization Of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Business Combinations [Abstract]
Remainder of 2013	$ 2,395
2014	4,788
2015	4,788
2016	4,788
2017	4,788
2018	4,788
Thereafter	15,178
Total remaining amortization	$ 41,513